Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	114,825.00
Total Offset Amount	0.00
Net Fee	114,825.00
Narrative - Max Aggregate Offering Price	$ 750,000,000.00
Final Prospectus	true